Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB Active ETFs, Inc.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000245882
Shareholder Report [Line Items]
Fund Name	AB Conservative Buffer ETF
Trading Symbol	BUFC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Conservative Buffer ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFC-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/BUFC-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Conservative Buffer ETF	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[1]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 879,235,495
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 2,702,942
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$879,235,495
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$2,702,942

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Options on Equity Indices	103.0%
Short-Term Investments	0.5%
Other assets less liabilities	-3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risks to its Principal Risk as set forth in its prospectus in connection with its exposure to exchange traded funds (each an “Underlying ETF”) through its usage of FLexible EXchange Options (“FLEX options”).

  Equity Securities Risk: The Underlying ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

  Large-Capitalization Companies Risk: The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

  Tax Risk: The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The federal income tax treatment of some aspects of the Fund’s investment operations are not guaranteed. There are some uncertainties in how the Code would apply to the Fund’s options strategy and hedging strategies, and the application of “straddle” rules, and loss limitation provisions of the Code.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risks to its Principal Risk as set forth in its prospectus in connection with its exposure to exchange traded funds (each an “Underlying ETF”) through its usage of FLexible EXchange Options (“FLEX options”).

  Equity Securities Risk: The Underlying ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

  Large-Capitalization Companies Risk: The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETFs by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

  Tax Risk: The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The federal income tax treatment of some aspects of the Fund’s investment operations are not guaranteed. There are some uncertainties in how the Code would apply to the Fund’s options strategy and hedging strategies, and the application of “straddle” rules, and loss limitation provisions of the Code.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000245883
Shareholder Report [Line Items]
Fund Name	AB Core Plus Bond ETF
Trading Symbol	CPLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Plus Bond ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CPLS-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CPLS-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Core Plus Bond ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[2]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 146,963,733
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 170,214
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$146,963,733
# of Portfolio Holdings	638
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$170,214

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.2%
Industrial	20.5%
Financial Institutions	17.0%
Agency Fixed Rate 30-Year	6.4%
Autos - Fixed Rate	3.2%
Other ABS - Fixed Rate	2.2%
Utility	2.0%
CLO - Floating Rate	1.4%
Risk Share Floating Rate	1.1%
Non-Agency Fixed Rate CMBS	0.7%
Agency Fixed Rate 15-Year	0.2%
Credit Cards - Fixed Rate	0.2%
Others	0.0%
Short-Term Investments	4.7%
Other assets less liabilities	-1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

The Fund's advisory fee was reduced, effective February 7, 2025, from .33% of the Fund's average daily net assets to .30% of the Fund's average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .33% to .30%.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

  Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Material Fund Change Expenses [Text Block]

The Fund's advisory fee was reduced, effective February 7, 2025, from .33% of the Fund's average daily net assets to .30% of the Fund's average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .33% to .30%.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

  Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000245884
Shareholder Report [Line Items]
Fund Name	AB Corporate Bond ETF
Trading Symbol	EYEG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Corporate Bond ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/EYEG-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/EYEG-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Bond ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[3]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 26,302,477
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 38,317
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$26,302,477
# of Portfolio Holdings	459
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net)	$38,317

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrial	48.9%
Financial Institutions	43.3%
Utility	5.4%
Short-Term Investments	2.2%
Other assets less liabilities	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

  Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

  Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000241312
Shareholder Report [Line Items]
Fund Name	AB High Yield ETF
Trading Symbol	HYFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Yield ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/HYFI-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/HYFI-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB High Yield ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[4]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 185,633,777
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 362,824
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$185,633,777
# of Portfolio Holdings	700
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$362,824

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrial	83.9%
Financial Institutions	12.4%
Utility	1.5%
Industrials	0.1%
Financials	0.0%
Technology	0.0%
Energy	0.0%
Consumer Staples	0.0%
Consumer Discretionary	0.0%
Short-Term Investments	1.7%
Other assets less liabilities	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000254634
Shareholder Report [Line Items]
Fund Name	AB International Buffer ETF
Trading Symbol	BUFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Buffer ETF (the “Fund”) for the period of December 9, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFI-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/BUFI-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Buffer ETF	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[5]
AssetsNet	$ 44,522,105
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 71,992
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$44,522,105
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$71,992

Holdings [Text Block]

Security Type Breakdown (% Net Assets)

Value	Value
Options on Equity Indices	101.1%
Short-Term Investments	0.5%
Other assets less liabilities	-1.6%

Country Breakdown (% of Net Assets)

Value	Value
United States	101.1%
Short-Term Investments	0.5%
Other assets less liabilities	-1.6%

C000247940
Shareholder Report [Line Items]
Fund Name	AB International Low Volatility Equity ETF
Trading Symbol	ILOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ILOW-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ILOW-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Low Volatility Equity ETF	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[6]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 1,169,209,480
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,464,048
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,169,209,480
# of Portfolio Holdings	92
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$2,464,048

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	25.9%
Industrials	19.1%
Consumer Discretionary	11.1%
Health Care	10.8%
Information Technology	10.2%
Consumer Staples	9.2%
Communication Services	4.4%
Energy	3.1%
Utilities	2.8%
Real Estate	1.3%
Materials	0.4%
Short-Term Investments	1.2%
Other assets less liabilities	0.5%

Country Breakdown (% of Net Assets)

Value	Value
United Kingdom	22.8%
Japan	15.8%
Netherlands	7.3%
Germany	6.8%
United States	5.9%
France	5.5%
Italy	5.4%
Canada	5.0%
Switzerland	3.2%
Singapore	3.1%
Denmark	3.0%
Spain	2.6%
Australia	1.9%
Israel	1.7%
Others	8.3%
Short-Term Investments	1.2%
Other assets less liabilities	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BAE Systems PLC	$31,382,236	2.7%
SAP SE	$30,990,167	2.6%
RELX PLC	$27,890,625	2.4%
Shell PLC	$25,432,172	2.2%
Tesco PLC	$23,173,955	2.0%
NatWest Group PLC	$20,116,929	1.7%
Philip Morris International, Inc.	$19,930,996	1.7%
Safran SA	$19,746,040	1.7%
AXA SA	$19,722,484	1.7%
London Stock Exchange Group PLC	$19,228,427	1.6%
Total	$237,614,031	20.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000254635
Shareholder Report [Line Items]
Fund Name	AB Moderate Buffer ETF
Trading Symbol	BUFM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Moderate Buffer ETF (the “Fund”) for the period of December 9, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFM-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/BUFM-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Moderate Buffer ETF	$33	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%	[7]
AssetsNet	$ 167,362,723
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 272,899
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$167,362,723
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$272,899

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Options on Equity Indices	102.1%
Short-Term Investments	0.6%
Other assets less liabilities	-2.7%

C000247934
Shareholder Report [Line Items]
Fund Name	AB Short Duration High Yield ETF
Trading Symbol	SYFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Short Duration High Yield ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SYFI-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SYFI-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration High Yield ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[8]
AssetsNet	$ 743,266,401
Holdings Count | Holding	613
Advisory Fees Paid, Amount	$ 1,539,868
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$743,266,401
# of Portfolio Holdings	613
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$1,539,868

Holdings [Text Block]

Security Type Breakdown (% Net Assets)

Corporates - Non-Investment Grade	76.3%
Corporates - Investment Grade	13.2%
Bank Loans	4.2%
Emerging Markets - Corporate Bonds	2.3%
Emerging Markets - Sovereigns	0.8%
Collateralized Loan Obligations	0.3%
Quasi-Sovereigns	0.2%
Commercial Mortgage-Backed Securities	0.2%
Others	0.0%
Short-Term Investments	1.7%
Other assets less liabilities	0.8%

Country Breakdown (% of Net Assets)

Value	Value
United States	75.8%
Canada	3.7%
United Kingdom	3.6%
France	2.0%
Italy	1.8%
Germany	1.8%
Spain	1.0%
Netherlands	0.9%
Ireland	0.9%
Australia	0.7%
Hong Kong	0.6%
Israel	0.6%
Luxembourg	0.5%
Jersey (Channel Islands)	0.4%
Others	3.2%
Short-Term Investments	1.7%
Other assets less liabilities	0.8%

C000247935
Shareholder Report [Line Items]
Fund Name	AB Short Duration Income ETF
Trading Symbol	SDFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Short Duration Income ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SDFI-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SDFI-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration Income ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[9]
AssetsNet	$ 120,777,219
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 154,059
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$120,777,219
# of Portfolio Holdings	447
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$154,059

Holdings [Text Block]

Security Type Breakdown (% Net Assets)

Corporates - Investment Grade	39.6%
Governments - Treasuries	30.0%
Asset-Backed Securities	9.5%
Corporates - Non-Investment Grade	8.1%
Collateralized Loan Obligations	5.1%
Mortgage Pass-Throughs	4.8%
Commercial Mortgage-Backed Securities	1.1%
Collateralized Mortgage Obligations	0.3%
Others	0.3%
Short-Term Investments	1.6%
Other assets less liabilities	-0.4%

C000237019
Shareholder Report [Line Items]
Fund Name	AB Ultra Short Income ETF
Trading Symbol	YEAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Ultra Short Income ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/YEAR-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/YEAR-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Ultra Short Income ETF	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[10]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 1,422,887,085
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,525,174
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,422,887,085
# of Portfolio Holdings	212
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$1,525,174

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	33.8%
Financial Institutions	25.7%
Industrial	12.0%
Autos - Fixed Rate	7.8%
Other ABS - Fixed Rate	4.5%
Utility	1.7%
Credit Cards - Fixed Rate	0.8%
Short-Term Investments	12.3%
Other assets less liabilities	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financial institutions sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financial institutions sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000240507
Shareholder Report [Line Items]
Fund Name	AB Disruptors ETF
Trading Symbol	FWD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Disruptors ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/FWD-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/FWD-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Disruptors ETF	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[11]
AssetsNet	$ 681,383,808
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,829,900
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$681,383,808
# of Portfolio Holdings	98
Portfolio Turnover Rate	101%
Total Advisory Fees Paid (Net)	$1,829,900

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	40.8%
Industrials	23.6%
Communication Services	9.9%
Health Care	8.9%
Consumer Discretionary	7.1%
Utilities	2.5%
Energy	1.9%
Financials	1.5%
Short-Term Investments	0.9%
Other assets less liabilities	2.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$34,434,097	5.1%
Broadcom, Inc.	$21,619,272	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$15,411,047	2.3%
Meta Platforms, Inc. - Class A	$13,271,603	1.9%
Tesla, Inc.	$13,140,189	1.9%
Amazon.com, Inc.	$13,125,560	1.9%
Eaton Corp. PLC	$11,859,247	1.7%
Intuitive Surgical, Inc.	$10,968,920	1.6%
GE Vernova, Inc.	$10,220,625	1.5%
Vertiv Holdings Co. - Class A	$10,189,024	1.5%
Total	$154,239,584	22.6%

Material Fund Change [Text Block]
C000245885
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Intermediate Municipal ETF
Trading Symbol	TAFM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Intermediate Municipal ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFM-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFM-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Intermediate Municipal ETF	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[12]
AssetsNet	$ 286,063,614
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 247,206
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$286,063,614
# of Portfolio Holdings	346
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$247,206

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Municipal Obligations	99.3%
Short-Term Investments	0.7%
Other assets less liabilities	0.0%

C000245886
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Long Municipal ETF
Trading Symbol	TAFL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Long Municipal ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFL-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFL-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Long Municipal ETF	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[13]
AssetsNet	$ 30,301,250
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 43,483
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$30,301,250
# of Portfolio Holdings	93
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$43,483

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Municipal Obligations	99.1%
Short-Term Investments	0.4%
Other assets less liabilities	0.5%

C000237018
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Short Duration Municipal ETF
Trading Symbol	TAFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Short Duration Municipal ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFI-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFI-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Short Duration Municipal ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[14]
AssetsNet	$ 780,554,455
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 921,638
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$780,554,455
# of Portfolio Holdings	493
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$921,638

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	11.0%
AA	38.2%
A	29.2%
BBB	8.9%
BB	4.4%
B	0.7%
A-1+	2.5%
Not Rated	5.1%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Portfolio Breakdown (% of Net Assets)

Local Governments - US Municipal Bonds	91.4%
Short-Term Municipal Notes	6.5%
Asset-Backed Securities	0.4%
Collateralized Mortgage Obligations	0.2%
Corporates - Investment Grade	0.2%
Short-Term Investments	1.1%
Other assets less liabilities	0.2%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000240508
Shareholder Report [Line Items]
Fund Name	AB US High Dividend ETF
Trading Symbol	HIDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB US High Dividend ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/HIDV-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/HIDV-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US High Dividend ETF	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[15]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 59,231,894
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 73,587
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$59,231,894
# of Portfolio Holdings	118
Portfolio Turnover Rate	90%
Total Advisory Fees Paid (Net)	$73,587

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	26.1%
Financials	19.5%
Communication Services	8.6%
Consumer Discretionary	8.5%
Health Care	8.0%
Real Estate	5.9%
Utilities	5.9%
Industrials	5.1%
Consumer Staples	4.4%
Energy	4.2%
Materials	3.4%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$4,606,822	7.8%
Apple, Inc.	$3,886,046	6.6%
NVIDIA Corp.	$3,424,329	5.8%
Amazon.com, Inc.	$1,851,856	3.1%
Alphabet, Inc. - Class A	$1,204,413	2.0%
Meta Platforms, Inc. - Class A	$1,192,676	2.0%
Mastercard, Inc. - Class A	$1,049,981	1.8%
Home Depot, Inc. (The)	$895,681	1.5%
Philip Morris International, Inc.	$805,612	1.4%
Broadcom, Inc.	$794,958	1.3%
Total	$19,712,374	33.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

The Fund's advisory fee was reduced, effective May 9, 2025, from .45% of the Fund’s average daily net assets to .35% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .45% to .35%.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Expenses [Text Block]

The Fund's advisory fee was reduced, effective May 9, 2025, from .45% of the Fund’s average daily net assets to .35% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .45% to .35%.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000241953
Shareholder Report [Line Items]
Fund Name	AB US Large Cap Strategic Equities ETF
Trading Symbol	LRGC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB US Large Cap Strategic Equities ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/LRGC-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/LRGC-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Large Cap Strategic Equities ETF	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[16]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 431,328,046
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 747,618
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$431,328,046
# of Portfolio Holdings	68
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net)	$747,618

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	29.0%
Financials	15.9%
Communication Services	12.2%
Health Care	10.0%
Industrials	9.8%
Consumer Discretionary	7.8%
Consumer Staples	5.3%
Energy	2.5%
Materials	2.2%
Real Estate	1.9%
Utilities	1.6%
Short-Term Investments	1.7%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$36,239,539	8.4%
NVIDIA Corp.	$28,559,725	6.6%
Amazon.com, Inc.	$19,460,574	4.5%
Alphabet, Inc. - Class C	$17,566,745	4.1%
Meta Platforms, Inc. - Class A	$17,516,547	4.1%
Apple, Inc.	$17,043,729	3.9%
Visa, Inc. - Class A	$16,891,133	3.9%
Broadcom, Inc.	$13,690,753	3.2%
Charles Schwab Corp. (The)	$9,567,222	2.2%
Wells Fargo & Co.	$9,065,206	2.1%
Total	$185,601,173	43.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

The Fund's advisory fee was reduced, effective May 9, 2025, from .48% of the Fund’s average daily net assets to .39% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .48% to .39%.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Expenses [Text Block]

The Fund's advisory fee was reduced, effective May 9, 2025, from .48% of the Fund’s average daily net assets to .39% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .48% to .39%.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000240509
Shareholder Report [Line Items]
Fund Name	AB US Low Volatility Equity ETF
Trading Symbol	LOWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB US Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/LOWV-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/LOWV-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Low Volatility Equity ETF	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[17]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 117,690,277
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 212,682
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$117,690,277
# of Portfolio Holdings	84
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$212,682

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	31.3%
Financials	16.8%
Industrials	11.3%
Health Care	10.4%
Consumer Discretionary	8.7%
Communication Services	7.9%
Consumer Staples	6.0%
Utilities	2.7%
Energy	1.8%
Real Estate	1.0%
Materials	0.6%
Short-Term Investments	1.5%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$9,671,243	8.2%
Apple, Inc.	$5,078,693	4.3%
Broadcom, Inc.	$3,493,554	3.0%
Alphabet, Inc. - Class C	$3,343,092	2.8%
NVIDIA Corp.	$3,072,856	2.6%
Visa, Inc. - Class A	$2,774,713	2.4%
Amazon.com, Inc.	$2,609,572	2.2%
Intuit, Inc.	$2,577,621	2.2%
Meta Platforms, Inc. - Class A	$2,481,829	2.1%
McKesson Corp.	$2,306,749	2.0%
Total	$37,409,922	31.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

The Fund's advisory fee was reduced, effective May 9, 2025, from .48% of the Fund’s average daily net assets to .39% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .48% to .39%.

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Material Fund Change Expenses [Text Block]

The Fund's advisory fee was reduced, effective May 9, 2025, from .48% of the Fund’s average daily net assets to .39% of the Fund’s average daily net assets, resulting in a reduction in the Fund's total annual fund operating expenses, as set forth in the Annual Fund Operating Expenses table in the Fund's prospectus, from .48% to .39%.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk[s] to its Principal Risks as set forth in its prospectus.

  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

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